Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	STEALTH BIOTHERAPEUTICS CORP
Entity Central Index Key	0001696396
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-38810
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Description	c/o Intertrust Corporate Services (Cayman) Limited
Entity Address, Address Line One	One Nexus way, Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9005
Title of 12(b) Security	American Depositary Shares, each representing 12 ordinary shares, par value U.S.$0.0003 per share
Trading Symbol	MITO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	712,131,058
Document Accounting Standard	U.S. GAAP
Auditor Name	Deloitte & Touche LLP
Auditor Location	Boston, Massachusetts
Auditor Firm ID	34
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	140 Kendrick Street
Entity Address, City or Town	Needham
Entity Address, Postal Zip Code	02494
City Area Code	617
Local Phone Number	600-6888
Contact Personnel Name	Irene McCarthy
Contact Personnel Email Address	IR@stealthbt.com
Entity Address State Or Province	MA